Short-Term Bank Loans, Net (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Short-term bank loans	$ 11,712,954	$ 7,631,641
Less unamortized financing cost	(46,849)	(159,111)
Short-term bank loans less unamortized financing cost	$ 11,666,105	$ 7,472,530
Tianshan Rural Commercial Bank [Member]
Short-term Debt [Line Items]
Lender Name	Urumqi Changhe Financing Guarantee Co., Ltd.	Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd.
Entrust Bank name	Tianshan Rural Commercial Bank	Tianshan Rural Commercial Bank
Interest rate	10.00%	10.00%
Term	From January 7, 2016 to January 6 , 2017	From January 7, 2016 to January 6 , 2017
Short-term bank loans		$ 1,439,932
Tianshan Rural Commercial Bank One [Member]
Short-term Debt [Line Items]
Lender Name	Urumqi Changhe Financing Guarantee Co., Ltd.	Urumqi Changhe Financing Guarantee Co., Ltd.
Entrust Bank name	Tianshan Rural Commercial Bank	Tianshan Rural Commercial Bank
Interest rate	10.00%	10.00%
Term	From August 9, 2016 to August 8, 2017	From August 9, 2016 to August 8, 2017
Short-term bank loans	$ 1,494,920	$ 1,439,932
Bank of Urumqi Co., Ltd [Member]
Short-term Debt [Line Items]
Lender Name	Urumqi Changhe Financing Guarantee Co., Ltd.	Urumqi Changhe Financing Guarantee Co., Ltd.
Entrust Bank name	Bank of Urumqi Co., Ltd	Bank of Urumqi Co., Ltd
Interest rate	10.00%	10.00%
Term	From July 13, 2016 to July 13, 2017	From July 13, 2016 to July 13, 2017
Short-term bank loans	$ 1,502,652	$ 1,439,932
Shanghai Pudong Development Bank [Member]
Short-term Debt [Line Items]
Lender Name	Shanghai Pudong Development Bank	Shanghai Pudong Development Bank
Entrust Bank name	Shanghai Pudong Development Bank	Shanghai Pudong Development Bank
Interest rate	7.00%	7.00%
Term	From December 22, 2016 to December 21, 2017	From December 22, 2016 to December 21, 2017
Short-term bank loans	$ 3,456,100	$ 3,311,845
Tianshan Rural Commercial Bank [Member]
Short-term Debt [Line Items]
Lender Name	Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd.	Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd.
Entrust Bank name	Tianshan Rural Commercial Bank	Tianshan Rural Commercial Bank
Interest rate	10.00%	10.00%
Term	From January 4, 2017 to September 3, 2017	From January 4, 2017 to September 3, 2017
Short-term bank loans	$ 1,502,652
Tianshan Rural Commercial Bank [Member]
Short-term Debt [Line Items]
Lender Name	Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd.	Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd.
Entrust Bank name	Tianshan Rural Commercial Bank	Tianshan Rural Commercial Bank
Interest rate	10.00%	10.00%
Term	From January 5, 2017 to September 4, 2017	From January 5, 2017 to September 4, 2017
Short-term bank loans	$ 751,326
Tianshan Rural Commercial Bank [Member]
Short-term Debt [Line Items]
Lender Name	Urumqi Changhe Financing Guarantee Co., Ltd.	Urumqi Changhe Financing Guarantee Co., Ltd.
Entrust Bank name	Tianshan Rural Commercial Bank	Tianshan Rural Commercial Bank
Interest rate	10.00%	10.00%
Term	From January 11, 2017 to January 10, 2018	From January 11, 2017 to January 10, 2018
Short-term bank loans	$ 1,502,652
Tianshan Rural Commercial Bank [Member]
Short-term Debt [Line Items]
Lender Name	Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd.	Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd.
Entrust Bank name	Tianshan Rural Commercial Bank	Tianshan Rural Commercial Bank
Interest rate	10.00%	10.00%
Term	From April 11, 2017 to December 10, 2017	From April 11, 2017 to December 10, 2017
Short-term bank loans	$ 601,061
Tianshan Rural Commercial Bank [Member]
Short-term Debt [Line Items]
Lender Name	Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd.	Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd.
Entrust Bank name	Tianshan Rural Commercial Bank	Tianshan Rural Commercial Bank
Interest rate	10.00%	10.00%
Term	From April 11, 2017 to April 10, 2018	From April 11, 2017 to April 10, 2018
Short-term bank loans	$ 901,591